Financial Instruments, Fair Values and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Fair Values And Risk Management [Abstract]
Schedule of Fair Values of Financial Instruments	a)Fair Values of Financial Instruments
As at December 31	2023		2022
($ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash	109,475	109,475	35,363	35,363
Restricted cash	50	50	35,313	35,313
Accounts receivable	34,680	34,680	34,308	34,308
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	59,850	59,850	46,569	46,569
Long-term debt (Note 15)	394,082	396,780	315,718	295,173
Financial liabilities at fair value through profit or loss
Risk management contracts	417	417	27,004	27,004
Warrant liability	18,630	18,630	-	-

Schedule of Net Income Before Tax Based on the Financial Risk Management Contract	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated balance sheets:
As at December 31	2023		2022
($ thousands)	Asset	Liability	Asset	Liability
Gross amount	$-	$(417)	$21,375	$(48,379)
Amount offset	-	-	(21,375)	21,375
Risk Management contracts	$-	$(417)	$-	$(27,004)

Schedule of Financial Commodity Risk Management Gain and Losses	The following table summarizes the financial commodity risk management gains and losses:
($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Realized gain (loss) on risk management contracts	$(10,182)	$(122,408)	$(3,614)
Unrealized gain (loss) on risk management contracts	26,587	930	(35,677)
Gain (loss) on risk management contracts	$16,405	$(121,478)	$(39,291)

Schedule of Financial Commodity Risk Management Contracts	As at December 31, 2023, the following financial commodity risk management contracts were in place:
	WTI- Costless Collar			Natural Gas- Fixed Price Swaps
Term	Volume (Bbls)	Put Strike Price (US$/Bbl)	Call Strike Price ($US/Bbl)	Volume (GJ)	Swap Price ($/GJ)
Q1 2024	877,968	$60.00	$77.00	455,000	$2.97
Q2 2024	877,968	$60.00	$74.55	-	-
Q3 2024	887,800	$62.00	$92.32	-	-
Q4 2024	887,800	$59.46	$87.58	-	-

Schedule of Greenfire Terminated Risk Management	Subsequent to December 31, 2023, Greenfire terminated the above WTI Costless Collar risk management contracts and entered into the following financial commodity risk management contracts:
	WTI- Costless Collar			WTI Fixed Price Swaps
Term	Volume (Bbls)	Put Strike Price (US$/Bbl)	Call Strike Price ($US/Bbl)	Volume (bbls/d)	Swap Price (US$/bbl))
Jan – Dec 2024	-	-	-	11,500	$70.94
Q1 2025	640,700	$57.97	$84.22	-	-

Schedule of Net Income Before Tax Based on the Financial Risk Management Contract	The following table illustrates the potential impact of changes in commodity prices on the Company’s net income, before tax, based on the financial risk management contracts in place at December 31, 2023:
As at December 31, 2023	Change in WTI		Change in Natural Gas
($ thousands)	Increase of $5.00/bbl	Decrease of $5.00/bbl	Increase of $1.00/GJ	Decrease of $1.00/GJ
Increase (decrease) to fair value of commodity risk management contracts	-	-	$455	$(455)

Schedule of Credit Risk	c)Credit Risk
As at December 31 ($ thousands)	2023	2022
Trade receivables	$22,452	$22,428
Joint interest receivables	12,228	11,880
Accounts receivable	$34,680	$34,308

Schedule of Fair Values of Financial Instruments	The following table details the Company’s contractual maturities of its financial liabilities at December 31, 2023, and December 31. 2022:
	Year ended December 31, 2023		Year ended December 31, 2022
($ thousands)	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$59,850	$-	$46,569	$-
Risk management contracts(1)	417	-	27,004	-
Lease liabilities(1)	6,002	7,722	98	1,075
Long-term debt(2)	44,321	332,029	63,250	231,921
Total financial liabilities	$110,590	$339,751	$136,921	$232,996
(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude accrued interest and transaction costs.